FINANCIAL INSTRUMENTS - Schedule of Valuation Adjustment Movements (Details) - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustment Movements [Line Items]
At 1 January	£ 242	£ 214
Income statement charge (credit)	(88)	28
Transfers	0	0
At 31 December	£ 154	£ 242